Supplemental Guarantor Information (Condensed Consolidating Statements Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations
Revenue	$ 0.2	$ 4.0	$ 44.1
Cost of sales	0.2	0.8	12.2
Gross margin		3.2	31.9
Operating expenses:
Selling, general and administrative expenses	113.6	107.2	124.2
Research and development expenses	95.0	106.8	128.5
Settlement reserve charge			206.3
Net gain on divestment of businesses			(1.0)
Other net (gains)/charges	168.9	24.3	52.8
Total operating (gains)/expenses	377.5	238.3	510.8
Operating (loss)/income	(377.5)	(235.1)	(478.9)
Net interest and investment (gains)/losses	355.7	230.4	134.6
Income/(loss) before provision for income taxes	(733.2)	(465.5)	(613.5)
Provision for/(benefit from) income taxes	(360.5)	(12.0)	(52.2)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Share of net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Net (loss)/income for the year	(137.4)	560.5	(324.7)
Elan Finance Plc [Member]
Operating expenses:
Net interest and investment (gains)/losses	(0.7)	0.1	(1.2)
Income/(loss) before provision for income taxes	0.7	(0.1)	1.2
Provision for/(benefit from) income taxes	0.2	(0.1)	0.3
Net income/(loss) from continuing operations	0.5		0.9
Discontinued Operations
Net (loss)/income for the year	0.5		0.9
Parent Company [Member]
Operating expenses:
Selling, general and administrative expenses	51.6	43.5	62.8
Net gain on divestment of businesses	17.1
Other net (gains)/charges			0.9
Total operating (gains)/expenses	68.7	43.5	63.7
Operating (loss)/income	(68.7)	(43.5)	(63.7)
Share of net gains/(losses) of subsidiaries	(304.0)	(410.0)	(497.6)
Income/(loss) before provision for income taxes	(372.7)	(453.5)	(561.3)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Share of net income from discontinued operations (net of tax)	253.3	1,014.0	236.6
Net (loss)/income for the year	(137.4)	560.5	(324.7)
Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	1,045.0	841.4	766.2
Cost of sales	750.5	638.9	500.5
Gross margin	294.5	202.5	265.7
Operating expenses:
Selling, general and administrative expenses	111.5	113.8	109.3
Research and development expenses	309.5	226.9	299.6
Settlement reserve charge			206.3
Net gain on divestment of businesses	(17.1)	67.0	(1.0)
Other net (gains)/charges	168.6	25.5	52.9
Total operating (gains)/expenses	572.5	433.2	667.1
Operating (loss)/income	(278.0)	(230.7)	(401.4)
Net interest and investment (gains)/losses	345.9	241.3	141.6
Income/(loss) before provision for income taxes	(623.9)	(472.0)	(543.0)
Provision for/(benefit from) income taxes	(360.7)	(11.9)	52.5
Net income/(loss) from continuing operations	(263.2)	(460.1)	(490.5)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Net (loss)/income for the year	(27.9)	553.9	(253.9)
Non-Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	0.7
Gross margin	0.7
Operating expenses:
Selling, general and administrative expenses	6.2	5.1	5.2
Research and development expenses	25.0	22.8	9.1
Net gain on divestment of businesses		(67.0)
Other net (gains)/charges	0.3		(0.5)
Total operating (gains)/expenses	31.5	(39.1)	13.8
Operating (loss)/income	(30.8)	39.1	(13.8)
Net interest and investment (gains)/losses	10.5	(11.0)	(5.8)
Income/(loss) before provision for income taxes	(41.3)	50.1	(8.0)
Net income/(loss) from continuing operations	(41.3)	50.1	(8.0)
Discontinued Operations
Net (loss)/income for the year	(41.3)	50.1	(8.0)
Elimination Adjustments [Member]
Continuing Operations
Revenue	(1,045.5)	(837.4)	(722.1)
Cost of sales	(750.3)	(638.1)	(488.3)
Gross margin	(295.2)	(199.3)	(233.8)
Operating expenses:
Selling, general and administrative expenses	(55.7)	(55.2)	(53.1)
Research and development expenses	(239.5)	(142.9)	(180.2)
Other net (gains)/charges		(1.2)	(0.5)
Total operating (gains)/expenses	(295.2)	(199.3)	(233.8)
Share of net gains/(losses) of subsidiaries	304.0	410.0	497.6
Income/(loss) before provision for income taxes	304.0	410.0	497.6
Net income/(loss) from continuing operations	304.0	410.0	497.6
Discontinued Operations
Share of net income from discontinued operations (net of tax)	(235.3)	(1,014.0)	(236.6)
Net (loss)/income for the year	$ 68.7	$ (604.0)	$ 261.0